December 22, 2015	Adam M. Schlichtmann
T +1 617 951 7114
VIA EDGAR	F +1 617 235 7346
adam.schlichtmann@ropesgray.com
Securities and Exchange Commission Division of Investment Management 100 F Street, N.E. Washington, DC 20549-1090

Re:	Century Capital Management Trust (the “Trust”) (Registration Nos. 333-86067 and 811-09561)
Post-Effective Amendment No. 36 (the “Amendment”) to the Trust’s Registration Statement

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the Trust, and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), we are filing by electronic submission via EDGAR Post-Effective Amendment No. 36 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 38 under the 1940 Act on Form N-1A (the “Amendment”).  At a special meeting of shareholders of the Trust, shareholders of each of Century Shares Trust, Century Small Cap Select Fund and Century Growth Opportunities Fund (each a “Fund” and, together, the “Funds”) approved new investment advisory agreements between each of the Funds and Century Capital Management, LLC.  In addition, the shareholders of Century Shares Trust approved the replacement of the Fund’s fundamental investment objective with a new non-fundamental investment objective and the shareholders of the Century Small Cap Select Fund approved the replacement of one of the Fund’s fundamental policies, all as described in the Trust’s proxy statement and previously reviewed by the Staff. The Amendment reflects these approvals.

Pursuant to the provisions of Rule 485(a)(1) under the 1933 Act, it is intended that this Amendment become effective on February 27, 2016.

If you have any questions concerning this filing, please call me at 617-951-7114.

Regards,

/s/ Adam M. Schlichtmann

Adam M. Schlichtmann